Other Accrued Liabilities - Schedule of other accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Sales and other tax	$ 18,302	$ 18,279	$ 16,192
Claims payable	15,527	19,235	9,511
Compensation	4,962	2,175	3,400
Professional services	3,500	4,861	4,162
Vehicle leases	227	361	665
Insurance	22	21	350
Other	2,071	3,175	3,080
Other Accrued Liabilities	$ 44,611	$ 48,107	$ 37,360